SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Aug. 31, 2020
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Year ended	August 31, 2020	August 31, 2019		August 31, 2018

Amounts receivable, prepaid expenses and other assets	$234	$195		$(42)
Accounts payable and other liabilities	(973)	(697	1)	251
	$(739)	$(502)		$209

[1]Prior year reclassification: An amount of $112 has been reclassified from Accounts payable and other liabilities for the year ended August 31, 2019.  The classification was made to present DSU's as a separate line to conform with the current year presentation.

Other Items:
Capitalized stock option expense	$175	$108	$3